Segment and Geographical Information - Summary of Long-lived Assets by Geographic Location (Details) - CAD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Disclosure of geographical areas [line items]
Long lived assets	$ 223,438	$ 264,094
Long lived assets, percentage	100.00%	100.00%
Canada
Disclosure of geographical areas [line items]
Long lived assets	$ 104,516	$ 139,309
Long lived assets, percentage	46.80%	52.70%
U.S.
Disclosure of geographical areas [line items]
Long lived assets	$ 117,676	$ 122,534
Long lived assets, percentage	52.60%	46.40%
International
Disclosure of geographical areas [line items]
Long lived assets	$ 1,246	$ 2,251
Long lived assets, percentage	0.60%	0.90%